Shareholders Equity and Dividend Restrictions (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Statutory Net Income And Surplus Details [Abstract]
Statutory net income	$ 953,000,000	$ 1,697,000,000	$ 1,088,000,000
Statutory Surplus	5,286,000,000	5,107,000,000	4,728,000,000
Shareholders Equity And Dividends Restrictions Text Details [Abstract]
Statutory carrying value of investments on deposit with state departments of insurance	306,000,000
Maximum dividend distribution the Company's life insurance and HMO subsidiaries may make next year	900,000,000
Restricted net assets of the Company	6,900,000,000
Amount one of the Company's life insurance subisdiaries is permitted to loan up to the parent without prior approval	$ 600,000,000